Document and Entity Information	9 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	American BriVision (Holding) Corp
Entity Central Index Key	0001173313
Document Type	S-1/A
Trading Symbol	ABVC
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities to be registered	Amount to be Registered (1)		Proposed maximum offering price per share(2)	Proposed maximum aggregate offering price	Amount of registration fee
Common stock, par value $.001 per share offered by certain selling stockholders	32,409,505	(3)	$2.00	$64,819,010	$6,528
Total	32,409,505			$64,819,010	$6,528

(1)	Pursuant to Rule 416 of the Securities Act of 1933, also registered hereby are such additional and indeterminable number of shares as may be issuable due to adjustments for changes resulting from stock dividends, stock splits and similar changes.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the common stock on the OTCQB Market on August 24, 2016.

(3)	The 32,409,505 shares of common stock are being registered for resale by certain selling stockholders named in this registration statement, which shares were issued by the registrant in the Share Exchange, as defined below.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) may determine.

Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company